Jan. 28, 2020
BRANDES INVESTMENT TRUST

Brandes International Equity Fund
Brandes Global Equity Fund
Brandes Global Equity Income Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Brandes Small Cap Value Fund

Supplement dated April 13, 2020
to
Statutory Prospectus dated January 28, 2020

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.	RECENT EVENTS

The following should be added to the end of the Principal Investment Risks section on pages 4, 11, 18, 24, 31 and 38:

Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
BRANDES INVESTMENT TRUST

Brandes Core Plus Fixed Income Fund

Supplement dated April 13, 2020
to
Statutory Prospectus dated January 28, 2020 and
Summary Prospectus dated January 31, 2020 (as amended April 13, 2020)

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.	PERFORMANCE INFORMATION CHANGE

On Page 7 of the Statutory Prospectus and Page 5 of the Summary Prospectus, the last sentence of the first paragraph under the Table entitled "Average Annual Total Returns For the Periods ended December 31, 2019", is deleted in its entirety and replaced with the following:
Prior to the offering of Class R6 shares, the performance shown for Class R6 shares reflects the performance of Class I shares, restated to reflect Class R6 sales loads and expenses.

III.	RECENT EVENTS

The following should be added to the end of the Principal Investment Risks section on page 6:

Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
BRANDES INVESTMENT TRUST

Separately Managed Account Reserve Trust

Supplement dated April 13, 2020
to
Statutory Prospectus dated January 28, 2020

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.	RECENT EVENTS

The following should be added to the end of the Principal Investment Risks section on page 6:

Recent Events– The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.